SCHEDULE OF COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION (Details) - USD ($)	2 Months Ended	3 Months Ended			6 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Jun. 30, 2022	Dec. 31, 2022
Accounting Policies [Abstract]
Proceeds from Issuance Initial Public Offering					$ 132,250,000	$ 132,250,000
Proceeds allocated to Public Warrants					(23,276,000)
Class A common stock issuance costs					(6,360,054)
Remeasurement adjustment of carrying value to redemption value					32,281,054
Common stock subject to possible redemption, ending		$ 135,606,687	$ 134,996,767	$ 134,895,000
Remeasurement adjustment of carrying value to redemption value		1,164,496	609,920	101,767
Common stock subject to possible redemption, ending		$ 136,771,183	$ 135,606,687	$ 134,996,767	$ 134,996,767	$ 136,771,183